Fair Value Measurement	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 13 – FAIR VALUE MEASUREMENT

The Company’s financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of June 30, 2023 and December 31, 2022:

(in thousands)	June 30, 2023
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,862	$3,862	$-	$-
Short term deposits	25,443	25,443	-	-
Long term deposits	7,159	7,159	-	-
Restricted cash current	113	113	-	-
Restricted cash non-current	291	291	-	-
Total financial assets	$38,868	$38,868	$-	$-

(in thousands)	December 31, 2022
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$49,945	$49,945	$-	$-
Short term deposits	299	299	-	-
Restricted cash current	113	113	-	-
Restricted cash non-current	299	299	-	-
Total financial assets	$50,656	$50,656	$-	$-